Long-Term Loans From Banks	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
LONG-TERM LOANS FROM BANKS
NOTE 10:-	LONG-TERM LOANS FROM BANKS

a.	Composition:

	Interest rate		December 31,
	2018	2017	2018	2017
	%

In, or linked to Dollars (see c below )	3.71%	3.71%	5,017	9,871
In other currencies	-	10%-17%	-	245
			5,017	10,116

Less - current maturities			2,332	5,101

			2,685	5,015

b.	As of December 31, 2018, the aggregate annual maturities of the long-term loans are as follows:

2019 (current maturities)	2,332
2020	1,512
2021	1,173

5,017

c.	With respect to the bank loans provided to the Company for the purpose of funding the acquisitions of Pointer Brazil (see note 1e) and Cielo Telecom Ltda., and for utilizing credit facilities, the Company is required to meet certain financial covenants as follows:

1.	The ratio of the shareholders equity to the total consolidated assets will not be less than 20% and the shareholders equity will not be less than $20,000, beginning December 31, 2007.

2.	The ratio of the Company and its subsidiaries' debt (debt to banks, convertible debenture and loans from others that are not subordinated to the bank less cash) to the annual EBITDA will not exceed 3.5 in 2016, 3 in 2017 and 2.5 in 2018 and thereafter.

3.	The ratio of Pointer Telocation Ltd.'s debt (debt to banks, convertible debenture and loans from others was not subordinated to the bank less cash) to the annual EBITDA will not exceed 3.5 in 2016, 3 in 2017 and 2.5 in 2018 and thereafter.

As of December 31, 2018 the Company is in compliance with the financial covenants of its bank loans.